COMMITMENTS, CONTINGENCIES AND GUARANTEES (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure Commitments Contingencies and Guarantess [Abstract]
Schedule Of Assets and Portfolio Assets Brookfield & Partners have Agreed to Acquire
The following table lists the assets and portfolio of assets that Brookfield Renewable, together with institutional partners have agreed to acquire which are subject to customary closing conditions as at June 30, 2025:

Region	Technology	Capacity	Consideration	Brookfield Renewable Economic Interest	Expected Close
South Korea	Utility-scale solar	244 MW development	KRW70 billion ($50 million)	25%	Q1 2032
South Korea	Utility-scale solar	39 MW operating	KRW32 billion ($23 million)	25%	Q3 2025
China	Wind	50 MW development	CNY58 million ($8 million)	20%	Q3 2025
China	Wind	201 MW development	CNY533 million ($74 million)	20%	Q3 2025
Brazil	Distributed energy & storage	812 MW development 30 MW operating	R$118 million ($22 million)	20%	2025 - 2026

Schedule of Letters of Credit Issued
Letters of credit issued by Brookfield Renewable along with institutional partners and its subsidiaries were as at the following dates:

(MILLIONS)	June 30, 2025	December 31, 2024
Brookfield Renewable along with institutional partners	$82	$74
Brookfield Renewable's subsidiaries	4,203	2,718
	$4,285	$2,792